Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Australia: 6.6%
25,490		Adairs Ltd.	$77,959	0.0
14,350		Adelaide Brighton Ltd.	37,376	0.0
16,123		Ansell Ltd.	466,184	0.2
30,775		Ava Risk Group Ltd.	10,059	0.0
61,604		Bank of Queensland Ltd.	408,328	0.2
58,243		Bapcor Ltd.	350,246	0.2
121,833		Base Resources Ltd.	25,481	0.0
44,310	(1)	BC Iron Ltd.	18,358	0.0
431,461		Beach Energy Ltd.	379,522	0.2
40,865		Beacon Lighting Group Ltd.	50,973	0.0
1,592,787		Beacon Minerals Ltd.	38,507	0.0
89,246		BlueScope Steel Ltd.	1,582,624	0.7
16,099	(1)	Calix Ltd.	32,812	0.0
63,647		Charter Hall Group	760,570	0.4
28,339		Codan Ltd./Australia	351,482	0.2
135,196		CSR Ltd.	554,589	0.3
64,033	(1)	Dacian Gold Ltd.	11,695	0.0
81,945		Data#3 Ltd.	280,837	0.1
55,391		Elders Ltd.	460,935	0.2
225,282	(1)	Estia Health Ltd.	390,555	0.2
26,965	(1)	Freelancer Ltd.	18,802	0.0
156,949	(1)	Horizon Oil Ltd.	13,749	0.0
122,226		Image Resources NL	16,996	0.0
11,275		JB Hi-Fi Ltd.	398,160	0.2
128,714		Jupiter Mines Ltd.	27,823	0.0
37,232		MACA Ltd.	24,467	0.0
115,297		Macmahon Holdings Ltd.	18,610	0.0
28,659		McGuigan Simeon Wines Ltd.	16,299	0.0
28,388	(1)	Midway Ltd.	21,458	0.0
75,669		Mineral Resources Ltd.	3,501,132	1.6
10,056		MotorCycle Holdings Ltd.	20,296	0.0
93,803	(1)	Nufarm Ltd.	297,523	0.2
57,402	(1)	OM Holdings Ltd.	33,910	0.1
41,968		OZ Minerals Ltd.	711,517	0.3
46,859		Pact Group Holdings Ltd.	127,392	0.1
77,910		Pendal Group Ltd.	462,503	0.2
15,354		People Infrastructure Ltd.	48,496	0.0
100,318		Reliance Worldwide Corp. Ltd.	409,764	0.2
14,631		Sandfire Resources Ltd.	74,055	0.0
23,945		Seven Group Holdings Ltd.	410,673	0.2
65,485		Shaver Shop Group Ltd.	49,110	0.0
164,121		Shopping Centres Australasia Property Group	296,204	0.2
39,944		Sigma Healthcare Ltd.	18,467	0.0
252,590	(1)	Silver Lake Resources Ltd.	282,306	0.1
9,920		Sims Metal Management Ltd.	119,923	0.1
46,806		Technology One Ltd.	325,332	0.2
35,401	(1)	Universal Biosensors, Inc.	20,523	0.0
617		Virtus Health Ltd.	3,162	0.0
			14,057,744	6.6

		Austria: 0.4%
3,384		Addiko Bank AG	57,156	0.0
10,642		Andritz AG	585,898	0.3
2,919		Oesterreichische Post AG	154,089	0.1
1,877		Palfinger AG	81,271	0.0
389		Rosenbauer International AG	22,473	0.0
600		UBM Development AG	29,822	0.0
621		Zumtobel AG	6,586	0.0
			937,295	0.4

		Belgium: 0.1%
103	(1)	AGFA-Gevaert NV	508	0.0
2,788	(1)	bpost SA	31,309	0.0
17,177	(2)	Deceuninck NV	70,298	0.0
7,585		Econocom Group SA/NV	32,985	0.0
2,052		Ion Beam Applications	38,947	0.0
375		Melexis NV	41,798	0.1
59	(1)	Picanol	5,333	0.0
128		Resilux	26,789	0.0
			247,967	0.1

		Canada: 11.2%
17,100		Absolute Software Corp.	234,515	0.1
17,900	(1)	Advantage Energy Ltd.	67,290	0.0
13,417		AGF Management Ltd.	81,195	0.0
12,108		AirBoss of America Corp.	360,251	0.2
6,763	(1)	Apollo Healthcare Corp.	15,504	0.0
83,533		ARC Resources Ltd.	632,055	0.3
17,647	(1)	ATS Automation Tooling Systems, Inc.	531,277	0.3
8,912	(1)	Ballard Power Systems, Inc.	144,295	0.1
85,553		Birchcliff Energy Ltd.	322,984	0.2
4,209		Bird Construction, Inc.	28,811	0.0
22,700	(1)	Black Diamond Group Ltd.	73,690	0.0
14,233		Boardwalk Real Estate Investment Trust	521,131	0.3
200		Bridgemarq Real Estate Services	2,685	0.0
22,192		BRP, Inc.	1,859,354	0.9
17,167		Canadian Western Bank	467,978	0.2
54,672	(1)	Canfor Corp.	1,055,666	0.5
5,900	(1)	Canfor Pulp Products, Inc.	32,016	0.0
232,852	(1)	Capstone Mining Corp.	1,043,317	0.5
151,400	(1)	Cardinal Energy Ltd.	381,048	0.2
25,123	(1)	Celestica, Inc.	222,112	0.1
48,400	(1)	CES Energy Solutions Corp.	62,847	0.0
10,200		China Gold International Resources Corp. Ltd.	25,753	0.0
22,627		CI Financial Corp.	412,604	0.2
2,369	(1),(2)	Cipher Pharmaceuticals, Inc.	2,905	0.0
3,418		Cogeco Communications, Inc.	323,636	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
2,230		Cogeco, Inc.	$166,213	0.1
37,800	(1)	Crew Energy, Inc.	65,444	0.0
4,779	(1)	Descartes Systems Group, Inc./The	346,627	0.2
27,500		Doman Building Materials Group Ltd.	152,092	0.1
7,200	(1)	Dorel Industries, Inc.	81,776	0.0
44,886		Dundee Precious Metals, Inc.	271,633	0.1
82,300		Enerplus Corp.	512,561	0.2
14,300	(1)	Ensign Energy Services, Inc.	20,746	0.0
19,100	(1)	ERO Copper Corp.	384,419	0.2
2,608		Exco Technologies Ltd.	21,489	0.0
27,821		Finning International, Inc.	719,386	0.3
3,900		Firm Capital Property Trust	22,601	0.0
43,419	(1)	Fortuna Silver Mines, Inc.	206,376	0.1
49,500		H&R Real Estate Investment Trust	667,750	0.3
9,900		Hardwoods Distribution, Inc.	279,796	0.1
27,837	(1),(2)	High Arctic Energy Services, Inc.	30,345	0.0
9,800	(1)	IBI Group, Inc.	81,614	0.0
6,900	(1)	Indigo Books & Music, Inc.	23,948	0.0
1,532		Information Services Corp.	34,739	0.0
25,000		Interfor Corp.	512,785	0.2
5,399		Intertape Polymer Group, Inc.	120,175	0.1
47,400	(1)	Kelt Exploration Ltd.	128,796	0.1
400		Lassonde Industries, Inc.	55,329	0.0
4,600		Leon's Furniture Ltd.	85,503	0.0
7,000		Linamar Corp.	414,187	0.2
3,000	(1)	Lucara Diamond Corp.	1,731	0.0
6,130	(1)	Mandalay Resources Corp.	12,529	0.0
2,400		Methanex Corp.	80,872	0.0
2,869	(1)	Milestone Pharmaceuticals, Inc.	16,066	0.0
800		Morguard Corp.	88,439	0.1
73,800		Mullen Group Ltd.	801,531	0.4
15,256		Neo Performance Materials, Inc.	228,913	0.1
17,810		Northland Power, Inc.	624,977	0.3
58,500	(1)	NuVista Energy Ltd	164,115	0.1
37,379	(1),(2)	Obsidian Energy Ltd.	112,053	0.1
39,392	(1)	Parex Resources, Inc.	647,272	0.3
32,300		Peyto Exploration & Development Corp.	187,183	0.1
15,000		PHX Energy Services Corp.	49,535	0.0
1,278	(1)	Precision Drilling Corp.	42,511	0.0
6,600		Richelieu Hardware Ltd.	230,175	0.1
10,400	(1)	Roots Corp.	26,592	0.0
36,218		Russel Metals, Inc.	1,021,861	0.5
8,100		Stelco Holdings, Inc.	267,490	0.1
14,227		Stella-Jones, Inc.	516,236	0.3
217,516	(1)	Taseko Mines Ltd.	393,704	0.2
9,300		TECSYS, Inc.	389,711	0.2
11,997		TFI International, Inc.	1,342,979	0.6
17,044	(1)	Tilray, Inc.	248,911	0.1
41,500		Tourmaline Oil Corp.	1,132,967	0.5
22,500		Transcontinental, Inc.	445,275	0.2
26,014	(1)	TransGlobe Energy Corp.	43,704	0.0
10,600	(1)	Trican Well Services Ltd.	22,260	0.0
48,540		Tricon Residential, Inc.	581,655	0.3
5,400		VersaBank	57,567	0.0
1,100		Wajax Corp.	19,627	0.0
15,900		Western Forest Products, Inc.	24,597	0.0
			24,134,287	11.2

		China: 1.8%
185,000	(1)	361 Degrees International Ltd.	78,802	0.1
11,900		Changchun Faway Automobile Components Co. Ltd. - A Shares	16,409	0.0
10,276		China Yuchai International Ltd.	150,543	0.1
384,000	(1)	E-Commodities Holdings Ltd.	19,271	0.0
111,072		Ever Reach Group Holdings Co. Ltd.	19,438	0.0
1,022	(1),(2)	Futu Holdings Ltd. ADR	104,714	0.1
301,000	(1)	Goodbaby International Holdings Ltd.	69,906	0.0
909,897		Greenland Hong Kong Holdings Ltd.	222,803	0.1
132,956		Henan Jinma Energy Co. Ltd. - H Shares	66,990	0.0
160,000	(1)	Hilong Holding Ltd.	4,386	0.0
154,000		Jutal Offshore Oil Services Ltd.	18,466	0.0
87,000	(1)	Lansen Pharmaceutical Holdings Ltd.	31,683	0.0
589,700	(1)	Markor International Home Furnishings Co. Ltd. - A Shares	340,560	0.2
228,000		Nexteer Automotive Group Ltd.	284,955	0.1
89,000		Pacific Online Ltd.	19,699	0.0
92,800		Sansteel Minguang Co. Ltd. Fujian - A Shares	127,742	0.1
706,400		SGIS Songshan Co. Ltd. - A Shares	523,932	0.3
232,000		Ten Pao Group Holdings Ltd.	68,067	0.0
443,000		Towngas China Co. Ltd.	291,062	0.1
38,932		Xingfa Aluminium Holdings Ltd.	61,420	0.0
345,900		Xinxing Ductile Iron Pipes Co. Ltd. - A Shares	217,084	0.1
550,285		Xinyu Iron & Steel Co. Ltd. - A Shares	667,908	0.3
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	13,940	0.0
138,000		Zengame Technology Holding Ltd. - H Shares	23,962	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
229,500		Zhejiang Semir Garment Co. Ltd. - A Shares	$346,263	0.2
			3,790,005	1.8

		Denmark: 1.9%
16	(1)	ALK-Abello A/S	7,888	0.0
49,826		Columbus A/S	85,016	0.1
2,323		D/S Norden	66,345	0.0
173		Fluegger Group A/S	20,690	0.0
3,084	(1)	H+H International A/S	104,013	0.1
11,569	(1)	Jyske Bank	561,371	0.3
4,469		Matas A/S	79,674	0.0
2,922	(3)	Netcompany Group A/S	360,981	0.2
238		North Media A/S	4,175	0.0
16,890		Pandora A/S	2,184,841	1.0
3,808		Royal Unibrew A/S	516,038	0.2
1,038		Solar A/S	100,946	0.0
26	(1)	Sparekassen Sjaelland-Fyn AS	587	0.0
			4,092,565	1.9

		Finland: 1.6%
3,514	(1)	Aktia Bank Oyj	49,264	0.0
1,202		Alma Media Oyj	15,948	0.0
1,699		Aspo Oyj	19,509	0.0
1,999		Atria PLC	29,120	0.0
284	(1)	BasWare Oyj	13,077	0.0
3,554		Digia Oyj	33,770	0.0
3,160		eQ Oyj	100,836	0.1
2,070		Exel Composites Oyj	24,313	0.0
1,668		Fiskars OYJ Abp	40,860	0.0
11,042		F-Secure Oyj	54,161	0.0
170		Gofore Oyj	3,771	0.0
3,185		Harvia Oyj	231,983	0.1
18,688		Kemira OYJ	314,940	0.2
707	(1)	Marimekko Oyj	57,968	0.1
6,064	(1),(2)	Optomed Oy	123,368	0.1
40,576		Oriola Oyj	93,571	0.1
42,305		Metso Outotec Oyj	480,338	0.2
442		Ponsse Oyj	22,541	0.0
3,035	(1)	Rapala VMC Oyj	36,543	0.0
2,108		Scanfil Oyj	20,953	0.0
14,054		TietoEVRY Oyj	472,699	0.2
1,047		Titanium Oyj	18,257	0.0
899		Tokmanni Group Corp.	25,956	0.0
437		Vaisala OYJ	20,295	0.0
21,925		Valmet OYJ	914,998	0.5
9,115		Verkkokauppa.com Oyj	92,340	0.0
2,289		Vincit Oyj	28,104	0.0
3,223		YIT OYJ	19,543	0.0
			3,359,026	1.6

		France: 5.7%
4,493		AKWEL	129,515	0.1
2,440		Arkema SA	310,575	0.2
2,575		Atos SE	123,144	0.1
1,451		Boiron SA	75,305	0.1
5,282		CBO Territoria	22,432	0.0
678	(1)	Cegedim SA	22,922	0.0
12,062	(1)	Criteo SA ADR	467,885	0.2
7,352		Eiffage SA	749,500	0.4
21,334	(1)	Elis SA	382,579	0.2
699	(1)	Eurobio Scientific SA	14,179	0.0
15,031		Faurecia SE	670,874	0.3
170		Fountaine Pajot SA	24,321	0.0
121		Groupe Crit	9,832	0.0
1,998		Groupe LDLC	152,684	0.1
9,090		Groupe SFPI	34,721	0.0
941		Guerbet	35,107	0.0
7,995	(1)	Haulotte Group	56,891	0.0
996		HEXAOM	51,868	0.0
1,118		Infotel SA	66,323	0.0
11,242		Ipsen SA	1,201,330	0.6
4,881		Jacquet Metals SACA	116,671	0.1
27,134		Klepierre SA	656,969	0.3
12,351		Korian SA	468,875	0.2
7,409	(3)	La Francaise des Jeux SAEM	396,100	0.2
719		LNA Sante SA	45,290	0.0
1,827		Manitou BF SA	60,034	0.1
183		Manutan International	17,019	0.0
18,050		Mercialys SA	218,648	0.1
698		Neurones	24,923	0.0
6,511		Nexans SA	623,192	0.3
10,164		Nexity SA	512,005	0.2
1,378		Piscines Desjoyaux SA	49,458	0.0
25,301		Publicis Groupe	1,597,274	0.8
33,900		Rexel SA	715,697	0.3
435		Savencia SA	34,883	0.0
1,837		SEB SA	305,234	0.1
2,029		Serge Ferrari SAS	18,003	0.0
2,785	(1)	SOITEC	667,699	0.3
2,573		Sopra Steria Group SACA	511,459	0.2
1,286		Synergie SE	56,444	0.0
1,757		Trigano SA	380,042	0.2
3,149	(1)	Valneva SE	44,297	0.0
284		Vetoquinol SA	41,236	0.0
157		Virbac SA	63,410	0.0
			12,226,849	5.7

		Germany: 6.4%
26,730	(1)	Affimed NV	177,754	0.1
33,220		Alstria Office REIT-AG	702,845	0.3
665		Atoss Software AG	135,368	0.1
4,414		Aurubis AG	447,011	0.2
262		Basler AG	34,312	0.0
2,828		Bechtle AG	583,935	0.3
1,116		bet-at-home.com AG	39,510	0.0
5,893		Brenntag SE	588,591	0.3
10,238		Carl Zeiss Meditec AG	2,280,140	1.1
3,084		Cewe Stiftung & Co. KGAA	462,423	0.2
1,495		Cliq Digital AG	44,857	0.0
9,172	(3)	Covestro AG	590,874	0.3
37,506	(3)	Deutsche Pfandbriefbank AG	413,153	0.2
9,311	(3)	DWS Group GmbH & Co. KGaA	439,178	0.2
789		Eckert & Ziegler Strahlen- und Medizintechnik AG	108,524	0.1
14,990	(1)	ElringKlinger AG	244,609	0.1
21,264		Freenet AG	508,579	0.2
4,789		Gerresheimer AG	500,041	0.2
2,443		GFT Technologies AG	81,707	0.0
433	(1)	GK Software SE	72,151	0.0
2,468	(1)	H&R GmbH & Co. KGaA	28,106	0.0
1,094		Hawesko Holding AG	78,904	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
20,121	(1)	Heidelberger Druckmaschinen AG	$47,070	0.0
4,807	(1)	HelloFresh SE	450,607	0.2
407		Hornbach Holding AG & Co. KGaA	45,731	0.0
6,407		IVU Traffic Technologies AG	160,309	0.1
9,276	(1)	K+S AG	133,060	0.1
8,297	(1)	Kloeckner & Co. SE	126,219	0.1
2,290	(1)	Koenig & Bauer AG	78,372	0.0
1,156		Krones AG	113,976	0.1
103		New Work SE	30,974	0.0
1,084		NORMA Group	57,401	0.0
39		Paul Hartmann AG	16,933	0.0
471		Pfeiffer Vacuum Technology AG	96,212	0.1
26,207		ProSiebenSat.1 Media SE	497,907	0.2
572		PSI Software AG	28,077	0.0
10,253		Rheinmetall AG	983,880	0.5
2,750	(1)	SAF-Holland SE	38,298	0.0
9,479	(1)	Salzgitter AG	369,060	0.2
3,881	(1)	SGL Carbon AG	43,144	0.0
955	(2)	Steico AG	131,761	0.1
14,912	(1)	SUESS MicroTec SE	468,948	0.2
148		Surteco SE	5,372	0.0
22,160		TAG Immobilien AG	734,925	0.3
637		Technotrans AG	21,725	0.0
9,385		United Internet AG	388,421	0.2
737		USU Software AG	22,381	0.0
620		VIB Vermoegen AG	26,477	0.0
1,465	(1)	Westwing Group AG	69,514	0.0
708		Wuestenrot & Wuerttembergische AG	15,487	0.0
87	(1)	zooplus AG	29,620	0.0
			13,794,433	6.4

		Greece: 0.0%
3,486		European Reliance General Insurance Co. SA	19,891	0.0
7,911		Thrace Plastics Holding and Co.	71,697	0.0
			91,588	0.0

		Guernsey: 0.1%
121,788		BMO Commercial Property Trust Ltd.	158,299	0.1

		Hong Kong: 2.0%
106,000		Analogue Holdings Ltd.	27,008	0.0
78,500		ASM Pacific Technology Ltd.	1,012,155	0.5
275,524		Build King Holdings Ltd.	36,875	0.0
20,146	(1)	China Billion Resources Ltd.	700	0.0
444,000		China Merchants Land Ltd.	57,745	0.0
80,000		Computer & Technologies Holdings Ltd.	27,602	0.0
1,703		Computime Group Ltd.	178	0.0
14,000		Fairwood Holdings Ltd.	31,462	0.0
771,406		Fountain SET Hldgs	130,897	0.1
66,000		FSE Services Group Ltd.	51,717	0.0
166,000		Gemdale Properties & Investment Corp. Ltd.	17,939	0.0
34,303		GDH Guangnan Holdings Ltd.	3,090	0.0
83,321		Hanison Construction Holdings Ltd.	13,628	0.0
103,200		HKR International Ltd.	41,699	0.0
232,000	(1)	Hop Fung Group Holdings Ltd.	8,061	0.0
139,000		Hysan Development Co., Ltd.	547,332	0.3
14,500		Johnson Electric Holdings Ltd.	33,983	0.0
436,726		K Wah International Holdings Ltd.	197,404	0.1
15,461		Luk Fook Holdings International Ltd.	49,486	0.0
35,701		Lung Kee Bermuda Holdings	16,660	0.0
114,000	(1)	Midland Holdings Ltd.	19,609	0.0
10,377		Million Hope Industries Holdings Ltd.	1,108	0.0
83,000		Modern Dental Group Ltd.	71,852	0.1
278,000	(1),(4)	Pacific Andes International Holdings Ltd.	–	–
895,000	(1)	Pacific Basin Shipping Ltd.	398,927	0.2
415,000		PAX Global Technology Ltd.	450,164	0.2
118,000		Pico Far East Holdings Ltd.	19,737	0.0
96,000		Plover Bay Technologies Ltd.	31,248	0.0
23,500		Prinx Chengshan Cayman Holding Ltd.	25,009	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	313	0.0
202,851		Road King Infrastructure	236,415	0.1
87,913	(1),(4)	S&C Engine Group Ltd.	–	–
8,613		Soundwill Holdings Ltd.	9,088	0.0
294,476		Sun Hung Kai & Co. Ltd.	151,574	0.1
21,056		Sunlight Real Estate Investment Trust	12,897	0.0
321,180		Tang Palace China Holdings Ltd.	33,890	0.0
320,000		Texwinca Holdings Ltd.	72,149	0.1
5,680,000	(1)	Tongda Group Holdings Ltd.	216,189	0.1
370,000		United Laboratories International Holdings Ltd.	259,861	0.1
212,000		Vedan International Holdings Ltd.	20,187	0.0
30,144		Wai Kee Holdings Ltd.	15,830	0.0
			4,351,668	2.0

		India: 0.2%
25,620	(1),(4)	Geodesic Ltd.	–	–
20,672		GHCL Ltd.	103,911	0.1
1,221	(1)	Greenlam Industries Ltd.	22,334	0.0
444		Hawkins Cookers Ltd.	38,454	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
3,773		I G Petrochemicals Ltd.	$35,448	0.0
2,082	(1)	Intellect Design Arena Ltd.	20,952	0.0
652	(1)	Kirloskar Industries Ltd.	14,754	0.0
4,037	(1)	LG Balakrishnan & Bros Ltd.	28,091	0.0
9,321		Redington India Ltd.	41,078	0.0
14,406		Sarda Energy & Minerals Ltd.	155,162	0.1
21,379	(1),(4)	Varun Industries Ltd.	–	–
1,464		WPIL Ltd.	19,674	0.0
			479,858	0.2

		Ireland: 0.4%
96,156	(1)	Bank of Ireland Group PLC	510,129	0.2
67,473	(1)	Dalata Hotel Group PLC - DHGI	308,529	0.2
			818,658	0.4

		Israel: 1.5%
22,482	(1)	Camtek Ltd./Israel	840,827	0.4
1,649		Delta Galil Industries Ltd.	69,992	0.0
177		Duniec Brothers Ltd.	8,285	0.0
831		Electra Consumer Products 1970 Ltd.	43,516	0.0
2,648	(1)	First International Bank Of Israel Ltd.	83,969	0.1
11,106	(1)	Inmode Ltd.	1,262,419	0.6
343,326		Isramco Negev 2 L.P.	80,067	0.1
3,794	(1),(2)	Kamada Ltd.	20,821	0.0
2,202		Kerur Holdings Ltd.	62,992	0.0
367		Neto ME Holdings Ltd.	15,974	0.0
5,721	(1)	Perion Network Ltd.	108,813	0.0
1,149	(1)	Silicom Ltd.	51,579	0.0
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	125,098	0.1
13,276	(1),(2)	ZIM Integrated Shipping Services Ltd.	519,623	0.2
			3,293,975	1.5

		Italy: 1.7%
21,786		ACEA SpA	507,735	0.2
18,469	(1)	Arnoldo Mondadori Editore SpA	42,982	0.0
5,522		Azimut Holding S.p.A.	142,049	0.1
43,804		Banca Mediolanum SpA	431,114	0.2
18,644		Buzzi Unicem SpA	492,820	0.2
3,849		De'Longhi SpA	170,203	0.1
2,778	(1)	Digital Bros SpA	80,385	0.0
1,676		El.En. SpA	96,158	0.1
26,705	(1)	Elica SpA	105,803	0.1
17,529		Emak SpA	36,355	0.0
12,867		Esprinet S.p.A.	237,321	0.1
6,562		Interpump Group SpA	410,189	0.2
2,813	(1)	Newlat Food SpA	21,189	0.0
1,871	(1)	Prima Industrie SpA	49,386	0.0
2,487		Reno de Medici SpA	4,232	0.0
4,130		Reply SpA	738,302	0.4
1,382		Sabaf SpA	41,805	0.0
7,403	(1)	Servizi Italia SpA	18,969	0.0
42,172	(1)	Sogefi S.p.A.	68,372	0.0
			3,695,369	1.7

		Japan: 16.0%
2,600		Advantage Risk Management Co. Ltd.	26,512	0.0
58,900		AEON Financial Service Co., Ltd.	725,644	0.4
262		Aichi Tokei Denki Co., Ltd.	10,765	0.0
1,000		Aiphone Co., Ltd.	18,042	0.0
2,900		Aisan Industry Co., Ltd.	25,332	0.0
1,100		Ajis Co. Ltd.	35,222	0.0
2,900		Akatsuki, Inc.	86,682	0.1
18,200		Anritsu Corp.	318,093	0.2
500		Arata Corp.	19,514	0.0
900		Asahi Co., Ltd.	10,881	0.0
17,700		Asahi Diamond Industrial Co., Ltd.	87,069	0.1
3,700		Asia Pile Holdings Corp.	16,245	0.0
1,400		ASKA Pharmaceutical Holdings Co. Ltd.	12,550	0.0
21,100		ASKUL Corp.	318,505	0.2
1,800		Ateam, Inc.	24,116	0.0
6,000		Bando Chemical Industries Ltd.	50,087	0.0
3,300		BayCurrent Consulting, Inc.	1,314,161	0.6
2,200		Business Engineering Corp.	65,568	0.0
18,300		Capcom Co., Ltd.	503,174	0.2
1,900		Central Glass Co., Ltd.	38,412	0.0
1,100		Chino Corp.	15,274	0.0
1,700		CMC Corp.	44,102	0.1
1,400		Contec Co. Ltd.	23,216	0.0
2,500		Corona Corp.	20,758	0.0
7,100		Cross Marketing Group, Inc.	39,390	0.0
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	11,962	0.0
8,200		Daihen Corp.	367,752	0.2
15,000		Daikoku Denki Co., Ltd.	123,595	0.1
5,715		Daitron Co., Ltd.	101,464	0.1
12,600		Denka Co., Ltd.	436,061	0.2
1,600		Digital Hearts Holdings Co., Ltd.	22,134	0.0
1,900		DMS, Inc.	27,712	0.0
9,900		Doshisha Co., Ltd.	155,867	0.1
22,382		DTS Corp.	540,244	0.3
20,100		EDION Corp.	207,806	0.1
29,500		Eiken Chemical Co., Ltd.	614,988	0.3
1,500		Elematec Corp.	15,639	0.0
1,200		Enplas Corp.	36,399	0.0
10,100		Exedy Corp.	152,950	0.1
1,200		Faith, Inc.	7,735	0.0
17,000		Ferrotec Holdings Corp.	451,469	0.2
49,600		FIDEA Holdings Co., Ltd.	54,844	0.0
21,400		Fields Corp.	104,204	0.1
1,200		Foster Electric Co., Ltd.	9,929	0.0
3,000	(1)	Freee KK	257,518	0.1
2,100		Freund Corp.	16,146	0.0
1,700		Fudo Tetra Corp.	28,780	0.0
21,700		Fuji Machine Manufacturing Co., Ltd.	510,656	0.2
1,400		Fuji Pharma Co. Ltd.	14,404	0.0
6,000		Fuji Soft, Inc.	303,169	0.2
7,900		Fujikura Kasei Co., Ltd.	35,917	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
55,000	(1)	Fujikura Ltd.	$281,527	0.1
22,300		Fullcast Co., Ltd.	459,498	0.2
4,400		Furusato Industries Ltd.	79,684	0.0
1,000		Fuso Pharmaceutical Industries Ltd.	21,329	0.0
1,300		Gakken Holdings Co., Ltd.	15,275	0.0
2,300		Gecoss Corp.	18,514	0.0
25,100		GungHo Online Entertainment, Inc.	465,038	0.2
3,700	(1)	Gurunavi, Inc.	15,976	0.0
1,400		Hanwa Co., Ltd.	41,426	0.0
1,200		Hito Communications Holdings, Inc.	23,009	0.0
6,400	(1)	IMAGICA GROUP, Inc.	26,000	0.0
23,600		Infocom Corp.	560,896	0.3
3,600		Intage Holdings, Inc.	50,442	0.0
22,600		Internet Initiative Japan, Inc.	717,611	0.3
776		Invincible Investment Corp.	304,866	0.2
14,800		Itoki Corp.	49,222	0.0
16,400		Iwaki & Co., Ltd.	83,461	0.1
4,200		Iwaki Co. Ltd.	34,925	0.0
7,800		Izumi Co., Ltd.	266,989	0.1
2,100		JAC Recruitment Co. Ltd.	33,619	0.0
4,200		Japan Electronic Materials Corp.	68,514	0.0
800		Japan Living Warranty, Inc.	18,628	0.0
3,400		JBCC Holdings, Inc.	45,230	0.0
2,000		JFE Systems, Inc.	31,663	0.0
3,300		Joshin Denki Co., Ltd.	81,959	0.1
7,400		JP-Holdings, Inc.	18,433	0.0
2,800		JSP Corp.	41,247	0.0
400		JUTEC Holdings Corp.	3,826	0.0
243		Kamei Corp.	2,533	0.0
11,500		Kanamoto Co., Ltd.	268,826	0.1
7,700		Kaneka Corp.	304,899	0.2
1,800		KYB Corp.	59,205	0.0
11,100		Keiyo Co., Ltd.	84,690	0.1
52		Kenedix Office Investment Corp.	383,448	0.2
1,200		KFC Ltd.	21,037	0.0
1,130		Kimura Unity Co., Ltd.	13,375	0.0
2,400		King Jim Co., Ltd.	19,340	0.0
17,100		Kintetsu World Express, Inc.	416,685	0.2
7,900		Kitz Corp.	57,206	0.0
48,000		Kojima Co., Ltd.	302,307	0.2
14,800		Komeri Co., Ltd.	358,943	0.2
4,500		Komori Corp.	34,113	0.0
84,200		Konica Minolta, Inc.	432,995	0.2
15,400		K's Holdings Corp.	181,946	0.1
1,800		KSK Co. Ltd./Inagi	38,443	0.0
12,200		Kumagai Gumi Co., Ltd.	313,745	0.2
3,100		Kuriyama Holdings Corp.	22,856	0.0
3,700		KYORIN Holdings, Inc.	59,956	0.0
2,200		Kyowa Electronics Instruments Co. Ltd.	7,543	0.0
4,100		Macnica Fuji Electronics Holdings, Inc.	105,376	0.1
17,800		Maeda Corp.	149,648	0.1
1,600		Makiya Co. Ltd.	12,970	0.0
2,600		Marvelous, Inc.	17,493	0.0
6,900		Megachips Corp.	204,168	0.1
7,100		Meiko Network Japan Co., Ltd.	38,798	0.0
6,100		Meiwa Estate Co., Ltd.	33,970	0.0
2,000		Melco Holdings, Inc.	107,404	0.1
4,500		MIMAKI ENGINEERING CO Ltd.	33,393	0.0
13,300		Miraca Holdings, Inc.	345,272	0.2
1,800		Miraial Co. Ltd.	20,429	0.0
6,500		Mito Securities Co., Ltd.	17,391	0.0
1,100		Mitsubishi Research Institute, Inc.	40,060	0.0
100		Mitsui Matsushima Holdings Co., Ltd.	902	0.0
13,000		Mixi, Inc.	327,452	0.2
6,900		Morinaga Milk Industry Co., Ltd.	386,630	0.2
800		Morishita Jintan Co. Ltd.	13,977	0.0
13,900		MRK Holdings, Inc.	17,876	0.0
7,000		Mugen Estate Co. Ltd.	31,378	0.0
1,900		Mutoh Holdings Co., Ltd.	27,139	0.0
4,400	(1)	Mynet, Inc.	27,636	0.0
1,100		Nadex Co., Ltd.	7,324	0.0
2,900		Nafco Co., Ltd.	49,600	0.0
3,300		Nakabayashi Co. Ltd.	17,828	0.0
10,287		Nakano Corp.	38,554	0.0
1,200		Nanyo Corp.	21,520	0.0
26,700		NEC Networks & System Integration Corp.	473,486	0.2
1,200		Nice Holdings, Inc.	22,884	0.0
1,600		Nichiban Co. Ltd.	25,425	0.0
3,700		Nichiha Corp.	97,199	0.1
10,400		Nichirei Corp.	284,539	0.1
1,600		Nihon Falcom Corp.	21,934	0.0
25,100		Nikkiso Co., Ltd.	260,333	0.1
73		Nippon Accommodations Fund, Inc.	446,809	0.2
4,100		Nippon BS Broadcasting Corp.	41,185	0.0
1,700		Nippon Carbide Industries Co., Inc.	19,974	0.0
187		Nippon Chemiphar Co., Ltd.	3,793	0.0
2,100		Nippon Commercial Development Co. Ltd.	32,881	0.0
18,900		Nippon Electric Glass Co., Ltd.	429,159	0.2
2,100		Nippon Systemware Co., Ltd.	46,203	0.0
142,000	(1)	Niraku GC Holdings, Inc.	4,111	0.0
54,818		Nissan Tokyo Sales Holdings Co., Ltd.	129,221	0.1
4,300		Nissha Co., Ltd.	60,542	0.0
8,531		Nisshin Group Holdings Co. Ltd.	36,860	0.0
4,100		Nisso Corp.	31,180	0.0
1,500		Nitta Corp.	36,144	0.0
3,400		NJS Co. Ltd.	59,559	0.0
114,800		North Pacific Bank Ltd.	245,566	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
53,400	(1)	NTN Corp.	$137,031	0.1
1,200		Ochi Holdings Co. Ltd.	14,170	0.0
8,400		Oki Electric Industry Ltd.	78,483	0.0
1,800		Onoken Co., Ltd.	22,014	0.0
13,800		Open House Co. Ltd.	697,725	0.3
2,900		OPT Holding, Inc.	56,371	0.0
1,000		Origin Co. Ltd.	12,196	0.0
18,200		Outsourcing, Inc.	348,363	0.2
2,800		Oyo Corp.	33,011	0.0
16,000		Parker Corp.	80,703	0.0
32,200		Penta-Ocean Construction Co., Ltd.	218,195	0.1
100		Pronexus, Inc.	919	0.0
6,100		Punch Industry Co. Ltd.	32,433	0.0
4,900		Relia, Inc.	60,041	0.0
57,200		Rengo Co., Ltd.	486,970	0.2
18,900		Resorttrust, Inc.	310,641	0.2
900		Rhythm Co. Ltd.	6,895	0.0
6,200		Riken Technos Corp.	34,112	0.0
1,000		Saison Information Systems Co. Ltd.	19,051	0.0
4,100		Sakai Chemical Industry Co. Ltd.	70,940	0.0
1,400		San Holdings, Inc.	16,212	0.0
900	(1)	Sanken Electric Co., Ltd.	42,710	0.0
1,519		Sankyo Frontier Co. Ltd.	59,770	0.0
6,500		Sankyu, Inc.	292,158	0.1
3,900		Sansha Electric Manufacturing Co. Ltd.	37,904	0.0
30,500		Sanwa Holdings Corp.	371,166	0.2
600		Sanyo Denki Co. Ltd.	38,779	0.0
4,300		Sanyo Trading Co. Ltd.	47,385	0.0
7,900		Sawai Group Holdings Co. Ltd.	338,366	0.2
3,300		Saxa Holdings, Inc.	40,072	0.0
3,200		Screen Holdings Co. Ltd.	289,875	0.1
1,300		Seika Corp.	19,532	0.0
900		Senshu Electric Co., Ltd.	31,275	0.0
2,000		Shibaura Electronics Co. Ltd.	90,475	0.1
1,800		Shibaura Mechatronics Corp.	122,505	0.1
28,800		Shinko Electric Industries	978,936	0.5
16,000		Ship Healthcare Holdings, Inc.	403,485	0.2
3,700		Sinfonia Technology Co. Ltd.	42,819	0.0
1,700		SK-Electronics Co., Ltd.	15,578	0.0
900		SMK Corp.	20,222	0.0
8,100		Softcreate Holdings Corp.	212,353	0.1
7,169		Soken Chemical & Engineering Co. Ltd.	128,691	0.1
6,900		Soliton Systems KK	99,656	0.1
2,400		Space Co. Ltd.	19,720	0.0
4,400		SPK Corp.	55,037	0.0
2,700		Sprix Ltd.	26,971	0.0
11,500		Starts Corp., Inc.	301,000	0.2
3,900		St-Care Holding Corp.	33,655	0.0
18,800		Sumitomo Forestry Co., Ltd.	355,680	0.2
2,800		Sumitomo Heavy Industries	77,554	0.0
5,700		Sumitomo Rubber Industries, Inc.	76,717	0.0
11,000		Food & Life Cos Ltd.	448,192	0.2
2,690		Tachikawa Corp.	32,329	0.0
10,200		Taiyo Yuden Co., Ltd.	523,473	0.3
43,600		Takara Leben Co., Ltd.	136,400	0.1
1,500		Takasago International Corp.	37,285	0.0
14,900		Takeuchi Manufacturing Co. Ltd.	371,484	0.2
1,200		Tanabe Consulting Co. Ltd.	16,037	0.0
22,200		Tanseisha Co., Ltd.	171,606	0.1
800		Techno Medica Co. Ltd.	11,653	0.0
13,900		TOA Road Corp.	591,901	0.3
22,900		Tochigi Bank Ltd.	35,093	0.0
2,700		Togami Electric Manufacturing Co. Ltd.	47,005	0.0
1,100		Toho Holdings Co., Ltd.	18,476	0.0
3,800		Tokai Rika Co., Ltd.	59,220	0.0
2,100		Tokyo Keiki, Inc.	19,653	0.0
9,100		Tokyo Seimitsu Co., Ltd.	389,606	0.2
2,700		Tokyo Tekko Co., Ltd.	38,213	0.0
6,300		Tokyotokeiba Co., Ltd.	250,899	0.1
2,400		Tonami Holdings Co., Ltd.	107,560	0.1
8,000		Topcon Corp.	112,817	0.1
5,200		Tosei Corp.	53,994	0.0
5,100		Towa Pharmaceutical Co., Ltd.	130,265	0.1
3,700		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	38,901	0.0
31,100		Toyo Tire & Rubber Co., Ltd.	587,231	0.3
2,500		TPR Co., Ltd.	35,022	0.0
6,600		Transcosmos, Inc.	187,270	0.1
1,800		Uchida Yoko Co., Ltd.	82,931	0.1
2,400		UNIRITA, Inc.	39,961	0.0
14,500		Valor Holdings Co., Ltd.	307,933	0.2
1,300	(1)	Wantedly, Inc.	27,325	0.0
5,500		Will Group, Inc.	48,340	0.0
6,200		World Holdings Co. Ltd.	180,244	0.1
12,400		Yokohama Rubber Co., Ltd.	247,609	0.1
6,876		Yuasa Trading Co., Ltd.	196,500	0.1
3,400		Yushin Precision Equipment Co., Ltd.	26,773	0.0
1,700		Zaoh Co. Ltd.	24,298	0.0
10,100		Zenkoku Hosho Co. Ltd.	458,246	0.2
20,400		Zeon Corp.	278,731	0.1
			34,381,729	16.0

		Liechtenstein: 0.0%
407		VP Bank AG	48,435	0.0

		Luxembourg: 0.4%
5,137		APERAM SA	321,943	0.2
12,250		L'Occitane International SA	42,587	0.0
5,191		Stabilus SA	412,103	0.2
			776,633	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: 0.1%
57,500		AFFIN Bank Bhd	$22,760	0.0
10,900		Allianz Malaysia Bhd	32,937	0.0
61,600		Bermaz Auto Bhd	22,042	0.0
84,300		CSC Steel Holdings Bhd	27,168	0.1
47,000		Deleum Bhd	5,784	0.0
10,500		Fortress Minerals Ltd.	4,805	0.0
97,800	(1)	KSL Holdings BHD	14,137	0.0
43,854		Kumpulan Fima BHD	21,303	0.0
210,000		Media Chinese International Ltd.	8,647	0.0
82,400		MKH Bhd	24,798	0.0
79,700		UG Healthcare Corp. Ltd.	33,292	0.0
			217,673	0.1

		Malta: 1.0%
21,501		Angler Gaming PLC	43,509	0.0
6,082	(1)	Catena Media PLC	42,578	0.0
3,300	(1)	Kambi Group PLC	141,962	0.1
111,508		Kindred Group PLC - SDR	1,825,223	0.9
			2,053,272	1.0

		Netherlands: 3.7%
7,276	(1)	AerCap Holdings NV	385,628	0.2
1,105	(1)	Argenx SE	337,442	0.1
4,036		ASM International NV	1,432,422	0.7
13,664		ASR Nederland NV	561,546	0.3
10,449		BE Semiconductor Industries NV	916,993	0.4
13,733		Brunel International NV	181,865	0.1
14,871		Eurocommercial Properties NV	373,047	0.2
5,780	(3)	Euronext NV	643,005	0.3
15,255	(1),(3)	Intertrust NV	251,864	0.1
5,816		Kendrion NV	154,518	0.1
4,591	(1)	Merus NV	78,965	0.0
653		Nedap N.V.	48,879	0.0
14,443	(3)	Signify NV	809,082	0.4
16,375		Randstad NV	1,188,021	0.5
20,371		SBM Offshore NV	295,713	0.1
478,561	(1),(2),(4)	SNS Reaal NV	–	–
2,365		TKH Group NV	125,733	0.1
3,201		Vastned Retail NV	95,670	0.0
7,659	(2)	Wereldhave NV	126,430	0.1
			8,006,823	3.7

		New Zealand: 0.2%
6,587		Fletcher Building Ltd. (Ticker: FBU AU)	34,837	0.0
6,859		Fletcher Building Ltd. (Ticker: FBU NZ)	36,522	0.0
20,521		NZX Ltd.	27,450	0.0
8,701		PGG Wrightson Ltd.	20,851	0.0
32,962		Skellerup Holdings Ltd.	117,120	0.1
177,715	(1)	Sky Network Television Ltd.	20,429	0.0
51,600	(1)	Tourism Holdings Ltd.	84,631	0.1
			341,840	0.2

		Norway: 0.3%
32,008		ABG Sundal Collier ASA	35,578	0.0
12,899		American Shipping Co. ASA	44,969	0.1
2,194		Atea ASA	41,820	0.0
170		Bouvet ASA	1,116	0.0
1,731		Elektro Importoren AS	15,870	0.0
1,039		Golden Ocean Group Ltd.	10,238	0.0
6,351		Selvaag Bolig ASA	42,054	0.0
1,938		Sparebank 1 Nord Norge	18,360	0.0
29,165		Sparebanken Vest	287,954	0.2
2,084		Wilh Wilhelmsen Holding ASA	41,988	0.0
			539,947	0.3

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	54,025	0.0

		Poland: 0.1%
400		Amica Wronki SA	15,574	0.0
2,061		Asseco South Eastern Europe SA	21,346	0.0
619		Budimex SA	46,917	0.1
317		Stalprodukt SA	30,116	0.0
			113,953	0.1

		Portugal: 0.0%
12,251		CTT-Correios de Portugal SA	63,739	0.0

		Singapore: 1.0%
3,802		Boustead Singapore Ltd.	3,339	0.0
43,400		China Aviation Oil Singapore Corp. Ltd.	32,344	0.0
169,134		China Sunsine Chemical Holdings Ltd.	63,527	0.1
162,600		CSE Global Ltd.	61,760	0.0
383,500		Frasers Logistics & Commercial Trust	429,511	0.2
102,900		Frencken Group Ltd.	144,410	0.1
217,100		Geo Energy Resources Ltd.	40,779	0.0
8,000		Hanwell Holdings Ltd.	2,509	0.0
9		Ho Bee Land Ltd.	19	0.0
775,000		IGG, Inc.	881,004	0.4
114,100		Pacific Century Regional Developments Ltd.	30,315	0.0
65,400		Q&M Dental Group Singapore Ltd.	40,062	0.0
89,000		Raffles Medical Group Ltd.	94,587	0.1
335,500	(1)	Rex International Holding Ltd.	51,808	0.0
83,600		Sing Holdings Ltd.	23,446	0.0
13,300		Sing Investments & Finance Ltd.	14,626	0.0
78,392		Tai Sin Electric Ltd.	21,117	0.0
67,951		Tiong Woon Corp. Holding Ltd.	26,329	0.0
154,300		UMS Holdings Ltd.	183,432	0.1
57,500		Wing Tai Holdings Ltd.	77,660	0.0
			2,222,584	1.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: 0.1%
46,167	(1)	ArcelorMittal South Africa Ltd.	$ 21,115	0.0
24,702		Metair Investments Ltd.	40,666	0.0
62,569		Sylvania Platinum Ltd.	92,190	0.1
			153,971	0.1

		South Korea: 6.0%
7,124	(1)	Actoz Soft Co. Ltd.	72,879	0.0
16,986		Advanced Process Systems Corp.	443,022	0.2
6,501		AfreecaTV Co. Ltd.	749,733	0.4
167		Asia Holdings Co., Ltd.	18,827	0.0
2,641	(1)	Cosmax, Inc.	284,722	0.1
4,478		Coway Co. Ltd.	333,530	0.2
545		Cuckoo Holdings Co. Ltd.	60,671	0.0
33,171		Dae Hyun Co. Ltd.	80,994	0.0
14,163		Daewon San Up Co. Ltd.	103,028	0.1
30,921	(1)	Daewoo Engineering & Construction Co., Ltd.	200,382	0.1
988		Dongil Industries Co. Ltd.	93,625	0.0
3,763		Doosan Corp.	317,076	0.2
1,572	(1)	Doosan Bobcat, Inc.	63,145	0.0
4,179		DTR Automotive Corp.	145,072	0.1
8,077		Eusu Holdings Co. Ltd.	45,248	0.0
1,300		Fursys, Inc.	40,590	0.0
11,168		Hansae Co. Ltd.	203,963	0.1
6,033		Hanyang Securities Co. Ltd.	82,910	0.0
16,717		Hwaseung Corp. Co. Ltd.	46,563	0.0
3,114		HwaSung Industrial Co. Ltd.	34,961	0.0
1,422		Hyosung TNC Corp.	1,102,967	0.5
4,771		Hyundai BNG Steel Co. Ltd.	93,058	0.1
2,040		IDIS Holdings Co. Ltd.	24,845	0.0
5,587		iMarketKorea, Inc.	58,587	0.0
5,550		JB Financial Group Co. Ltd.	37,300	0.0
576		KCC Corp.	178,031	0.1
3,015		Kolon Corp.	80,280	0.0
1,438		Kolon Industries, Inc.	101,282	0.1
12,158		Kopla Co. Ltd.	72,484	0.0
74,322		Korea Asset In Trust Co. Ltd.	294,019	0.1
531		KPX Chemical Co. Ltd.	29,567	0.0
2,009		Kukdo Chemical Co. Ltd.	165,953	0.1
3,470		LEADCORP, Inc./The	27,737	0.0
1,996		LF Corp.	32,023	0.0
245		LG Innotek Co. Ltd.	48,427	0.0
15,961	(1)	Lock&Lock Co. Ltd.	183,947	0.1
6,621		LX International Corp.	178,115	0.1
3,952		Maeil Dairies Co. Ltd.	263,430	0.1
3,175		Mando Corp.	127,158	0.1
145		Mi Chang Oil Industrial Co. Ltd.	10,488	0.0
17,694	(1)	Neowiz	400,022	0.2
685		Nice Information & Telecommunication, Inc.	20,195	0.0
18,547		NPC	93,577	0.1
8,965		Osstem Implant Co. Ltd.	1,008,725	0.5
33,047		Partron Co. Ltd.	293,835	0.1
6,286		PharmaResearch Co. Ltd.	486,206	0.2
613		Sam Jung Pulp Co. Ltd.	18,652	0.0
8,006		Sam Young Electronics Co. Ltd.	91,937	0.1
3,844		Sambo Corrugated Board Co. Ltd.	53,795	0.0
24,393	(1)	Samsung Engineering Co. Ltd.	495,883	0.2
9,193		Seah Besteel Corp.	251,095	0.1
298		SeAH Holdings Corp.	27,078	0.0
2,237		SeAH Special Steel Co. Ltd.	32,222	0.0
775		SeAH Steel Corp.	71,518	0.0
539		SeAH Steel Corp.	36,683	0.0
25,401		Seoul Semiconductor Co. Ltd.	407,285	0.2
8,793		SFA Engineering Corp.	311,093	0.2
4,603		LX Semicon Co. Ltd.	480,469	0.2
10,720		SNT Dynamics Co., Ltd.	100,252	0.1
6,125		SNT Motiv Co. Ltd.	327,430	0.2
2,648		Soulbrain Co. Ltd./New	783,993	0.4
126		Taekwang Industrial Co. Ltd.	122,952	0.1
5,215		Taewoong Logistics Co. Ltd.	43,406	0.0
1,836		Telcoware Co. Ltd.	19,488	0.0
7,168		WONIK IPS Co. Ltd.	289,483	0.1
1,770		Yonwoo Co. Ltd.	39,908	0.0
2,166		Yoosung Enterprise Co. Ltd.	6,912	0.0
3,368		Youngone Corp.	116,696	0.1
			12,961,429	6.0

		Spain: 2.1%
2,756		Acciona SA	422,533	0.2
29,937		Acerinox S.A.	400,194	0.2
33,616		Applus Services SA	323,603	0.1
9,240		Atlantica Yield plc	367,382	0.2
92,120		Bankinter S.A.	503,261	0.2
21,787		Cia de Distribucion Integral Logista Holdings SA	469,641	0.2
101,419		Faes Farma SA	395,816	0.2
8,084		Laboratorios Farmaceuticos Rovi SA	570,586	0.3
41,445		Merlin Properties Socimi SA	464,851	0.2
7,389	(1)	Naturhouse Health SAU	15,076	0.0
3,067		Pharma Mar SA	262,248	0.1
4,352		Viscofan SA	302,215	0.2
			4,497,406	2.1

		Sweden: 4.3%
11,393	(1)	Annehem Fastigheter AB	47,116	0.0
28,429		Arjo AB	359,109	0.2
4,945		Atrium Ljungberg AB	121,054	0.1
918		Beijer Alma AB	22,390	0.0
2,530		Bergman & Beving AB	49,491	0.0
39,092		Betsson AB	314,701	0.2
2,526		Bilia AB	54,200	0.0
4,629		BioGaia AB	276,796	0.1
945	(1)	Bokusgruppen AB	4,495	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
47,774		Bonava AB	$ 510,970	0.2
5,180		Boule Diagnostics AB	36,104	0.0
5,373		Bufab AB	207,845	0.1
17,299		Catella AB	59,684	0.0
2,065		Cibus Nordic Real Estate AB	56,273	0.0
585	(1)	Clas Ohlson AB	6,001	0.0
21,632		Dios Fastigheter AB	245,635	0.1
30,767	(3)	Dometic Group AB	522,220	0.3
6,300	(1)	Doro AB	43,405	0.0
6,305		Ferronordic AB	169,556	0.1
1,195		FinnvedenBulten AB	12,752	0.0
1,912		FM Mattsson Mora Group AB	43,978	0.0
16,907		G5 Entertainment AB	883,633	0.4
26,047		Getinge AB	1,131,926	0.5
39,250		GHP Specialty Care AB	135,189	0.1
10,604	(1)	Haldex AB	65,203	0.0
959		HMS Networks AB	45,062	0.0
13,206	(1)	Humana AB	101,222	0.1
10,089		Inwido AB	186,968	0.1
10,770		KNOW IT AB	377,833	0.2
5,049		Kungsleden AB	68,154	0.0
8,193		Lindab International AB	239,115	0.1
2,440		Medicover AB	70,869	0.0
10,646	(1)	Mekonomen AB	170,293	0.1
3,431		Micro Systemation AB	21,491	0.0
2,804		Mycronic AB	82,350	0.1
1,010	(1)	Nederman Holding AB	24,845	0.0
9,039		Nilorngruppen AB	75,812	0.0
33,084		Nobia AB	271,181	0.1
2,084		OEM International AB	33,602	0.0
354		Probi AB	20,890	0.0
56,831		Ratos AB	402,840	0.2
5,165	(1)	RaySearch Laboratories AB	50,816	0.0
96,892	(1)	Rottneros AB	113,984	0.1
4,671		Sectra AB	372,230	0.2
10,346		Softronic AB	28,123	0.0
3,775		Svedbergs i Dalstorp AB	22,716	0.0
23,130		SwedenCare AB	366,635	0.2
899	(1)	Systemair AB	35,446	0.0
2,024		Tethys Oil AB	13,468	0.0
832		VBG Group AB	17,689	0.0
3,002		Vitrolife AB	171,017	0.1
4,725		Volati AB	83,760	0.1
16,928		Wihlborgs Fastigheter AB	394,399	0.2
			9,242,536	4.3

		Switzerland: 7.5%
33,796		Adecco Group AG	2,023,912	1.0
2,577	(1)	Ascom Holding AG	44,195	0.0
393		Bossard Holding AG	127,302	0.1
1,229		Bucher Industries AG	683,962	0.3
558		Burkhalter Holding AG	39,362	0.0
1,045		Calida Holding AG	49,605	0.1
21		Carlo Gavazzi Holding AG	6,028	0.0
5,763	(1)	Cavotec SA	17,741	0.0
9,104		Coca-Cola HBC AG	343,795	0.2
839	(1)	Feintool International Holding AG	59,817	0.0
174		Forbo Holding AG	372,421	0.2
623	(1)	Implenia AG	16,547	0.0
8,801		Julius Baer Group Ltd.	580,884	0.3
7,152		Kudelski SA	32,371	0.0
24,227		Logitech International SA	2,661,808	1.2
17		Metall Zug AG	41,287	0.0
2,028	(1)	Mikron Holding AG	15,224	0.0
47		Phoenix Mecano AG	24,075	0.0
4,602		PSP Swiss Property AG	622,780	0.3
4,283		Sonova Holding AG - Reg	1,681,655	0.8
2,739		Sulzer AG	401,917	0.2
1,006		Swiss Life Holding AG	518,898	0.2
3,025		Swissquote Group Holding SA	480,336	0.2
3,991		Tecan Group AG	2,301,487	1.1
11,225		Vifor Pharma AG	1,569,836	0.7
6,852		Vontobel Holding AG	604,160	0.3
170	(1)	V-ZUG Holding AG	25,949	0.0
6,750	(1),(3)	Wizz Air Holdings Plc	463,962	0.2
588	(1)	Zur Rose Group AG	218,751	0.1
			16,030,067	7.5

		Taiwan: 1.6%
431,000		Acer, Inc.	420,749	0.2
47,000		Chien Kuo Construction Co. Ltd.	23,996	0.0
75,200		Coretronic Corp.	148,455	0.1
71,000		Everlight Electronics Co., Ltd.	159,608	0.1
115,000		General Interface Solution Holding Ltd.	481,392	0.2
67,000		Generalplus Technology, Inc.	203,468	0.1
90,000		Gigabyte Technology Co., Ltd.	323,368	0.2
30,000		Global Mixed Mode Technology, Inc.	293,531	0.1
22,000		Kedge Construction Co. Ltd.	38,155	0.0
12,000		Lumax International Corp., Ltd.	29,458	0.0
79,900		Medtecs International Corp. Ltd.	47,527	0.0
23,000		Nexcom International Co. Ltd.	18,932	0.0
40,606		FocalTech Systems Co. Ltd.	405,435	0.2
5,000		Primax Electronics Ltd.	11,026	0.0
82,000		Solteam, Inc.	226,567	0.1
44,000		Sonix Technology Co. Ltd.	169,826	0.1
60,000		Tsann Kuen Enterprise Co., Ltd.	79,382	0.1
224,000		TSRC Corp.	243,560	0.1
11,000		Winstek Semiconductor Co. Ltd.	11,490	0.0
8,000	(1)	X-Legend Entertainment Co. Ltd.	17,356	0.0
			3,353,281	1.6

		Thailand: 0.0%
186		Thai Rayon PCL - NVDR	175	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
11,500		Thai Stanley Electric PCL - NVDR	$58,782	0.0
			58,957	0.0

		United Kingdom: 9.8%
137	(1)	4imprint Group PLC	5,342	0.0
76,853		888 Holdings PLC	396,882	0.2
9,372		Alumasc Group PLC/The	32,894	0.0
5,023		Animalcare Group PLC	22,203	0.0
537		Aptitude Software Group PLC	4,494	0.0
54,883		B&M European Value Retail SA	421,660	0.2
10,742		Belvoir Group PLC	42,405	0.0
30,503		Bovis Homes Group PLC	505,613	0.3
41,689		Brickability Group PLC	58,238	0.0
167,757		Cairn Energy PLC	297,451	0.1
7,956		Cerillion PLC	91,789	0.1
2,399		Character Group PLC/The	22,842	0.0
9,389		Chemring Group PLC	40,087	0.0
2,516		Chesnara PLC	9,547	0.0
21,633		Close Brothers Group PLC	463,981	0.2
31,155		Computacenter PLC	1,177,727	0.6
667		Craneware PLC	20,536	0.0
6,556		Cranswick PLC	368,368	0.2
9,225		Daily Mail & General Trust PLC	140,538	0.1
80,174	(1)	Dixons Carphone PLC	143,811	0.1
5,849		Drax Group PLC	32,765	0.0
2,897	(1)	Eagle Eye Solutions Group PLC	20,940	0.0
30,080		Eckoh PLC	24,669	0.0
27,707		Electrocomponents PLC	391,439	0.2
4,019	(1)	Endava PLC ADR	516,924	0.3
16,479		Endeavour Mining PLC	392,426	0.2
16,666	(1)	Entain PLC	420,257	0.2
6,132	(1)	Ergomed PLC	104,839	0.1
4,087		FDM Group Holdings PLC	67,274	0.0
14,872	(1)	Finsbury Food Group PLC	19,441	0.0
21,455		Future PLC	1,028,881	0.5
16,444	(1)	Gattaca PLC	55,067	0.0
1,962	(1)	Gear4Music Holdings PLC	25,908	0.0
85,471		Gem Diamonds Ltd.	73,659	0.0
4,649		Genus PLC	356,234	0.2
3,406	(1)	Go-Ahead Group PLC	48,669	0.0
9,022	(1)	Halfords Group PLC	44,620	0.0
3,082		Hargreaves Services PLC	22,473	0.0
66,342	(1)	Hays PLC	136,480	0.1
24,113		Hikma Pharmaceuticals PLC	886,675	0.4
15,512		Hunting PLC	45,234	0.0
32,941		IG Group Holdings PLC	408,097	0.2
30,328		IMI PLC	741,976	0.4
48,779		Impact Healthcare Reit PLC	80,542	0.0
89,261	(1)	Indivior PLC	204,721	0.1
1,907	(1)	Instem PLC	20,809	0.0
13,763		Intermediate Capital Group PLC	414,758	0.2
57,191	(1)	International Personal Finance PLC	118,608	0.1
46,449		Investec PLC - INVP - GBP	176,466	0.1
5,133		Jarvis Securities PLC	23,542	0.0
350		Judges Scientific PLC	32,159	0.0
91,872	(1)	Just Group PLC	127,337	0.1
3,215		Keystone Law Group PLC	33,372	0.0
4,046	(1)	Kooth Plc	19,403	0.0
135,206		LondonMetric Property PLC	467,095	0.2
2,492		Luxfer Holdings PLC	51,958	0.0
24,278		Macfarlane Group PLC	37,796	0.0
62,676		Mcbride PLC	73,355	0.0
66,514		Micro Focus International PLC	370,600	0.2
5,425		Morgan Sindall PLC	176,455	0.1
2,011	(1)	Motorpoint group PLC	9,839	0.0
2,776		Next Fifteen Communications Group PLC	34,701	0.0
67,473		Ninety One PLC	213,462	0.1
18,017		Norcros PLC	74,130	0.0
13,291		Numis Corp. PLC	66,139	0.0
74,456		OSB Group PLC	500,913	0.2
4,167	(1)	Oxford Biomedica PLC	77,152	0.1
6,273		Oxford Instruments Plc	210,347	0.1
30,578		Oxford Metrics PLC	45,904	0.0
40,963	(1)	Pagegroup PLC	350,174	0.2
149,648		Pan African Resources PLC	36,088	0.0
9,945		PayPoint PLC	81,559	0.1
61,772		Pets at Home Group Plc	401,324	0.2
21,751	(1)	Photo-Me International PLC	22,676	0.0
5,533	(1)	Playtech Ltd.	28,456	0.0
15,419		Polar Capital Holdings PLC	188,606	0.1
57,398		QinetiQ PLC	262,419	0.1
6,407		Rathbone Brothers PLC	166,927	0.1
39,869		Reach PLC	213,083	0.1
63,695		Redrow PLC	569,086	0.3
1,190		Renishaw PLC	84,649	0.0
2,983		Robert Walters PLC	27,698	0.0
81,225		Royal Mail PLC	569,096	0.3
24,820	(1)	RPS Group PLC	37,605	0.0
50,460		Safestore Holdings PLC	740,677	0.4
11,748	(1)	Sanderson Design Group PLC	31,435	0.0
235,747		Serco Group PLC	463,467	0.2
24,103		Severfield PLC	26,468	0.0
1,505		Solid State PLC	18,702	0.0
46,641	(1)	Speedy Hire PLC	45,382	0.0
108,882		Spirent Communications PLC	386,237	0.2
8,478		SThree PLC	58,997	0.0
80,410		Stock Spirits Group PLC	287,250	0.1
3,582		Stolt-Nielsen Ltd.	48,897	0.0
32,300		Sureserve Group PLC	39,510	0.0
62,639		Synthomer PLC	460,730	0.2
36,875		Tate & Lyle PLC	378,297	0.2
3,032	(1)	Team17 Group PLC	36,657	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
18,467	(1) Travis Perkins PLC	$436,785	0.2
6,938	Ultra Electronics Holdings PLC	305,507	0.1
25,976	Unite Group PLC	417,937	0.2
1,875	Vp PLC	24,760	0.0
21,704	Xpediator PLC	23,682	0.0
3,585	YouGov PLC	63,162	0.0
		21,126,903	9.8

	United States: 0.4%
2,660	Caesarstone Ltd.	35,298	0.0
15,100	(1) Hamilton Thorne Ltd.	24,933	0.0
7,362	(1) Nova Ltd.	720,004	0.3
19,288	(1) Viemed Healthcare, Inc.	134,193	0.1
		914,428	0.4

	Total Common Stock
	(Cost $165,607,785)	206,689,217	96.2

EXCHANGE-TRADED FUNDS: 0.7%
28,896	Vanguard FTSE Developed Markets ETF	1,496,235	0.7

	Total Exchange-Traded Funds
	(Cost $1,510,301)	1,496,235	0.7

PREFERRED STOCK: 1.3%
	Brazil: 0.4%
181,700	Usinas Siderurgicas de Minas Gerais SA Usiminas	715,880	0.4

	Denmark: 0.1%
575	Brodrene A&O Johansen A/S	87,013	0.1

	Germany: 0.8%
523	Biotest AG	22,205	0.0
7,874	Draegerwerk AG & Co. KGaA	723,893	0.4
856	Einhell Germany AG	155,869	0.1
7,218	Jungheinrich AG	397,077	0.2
159	KSB SE & Co. KGaA	66,581	0.0
39,645	Schaeffler AG	345,219	0.1
116	STO AG	29,448	0.0
1,593	Villeroy & Boch AG	38,928	0.0
		1,779,220	0.8

	South Africa: 0.0%
776	Absa Bank Ltd.	31,249	0.0

	Sweden: 0.0%
2,049	(1) Aros Bostadsutveckling AB	23,707	0.0
8,019	NP3 Fastigheter AB	31,533	0.0
		55,240	0.0

	Total Preferred Stock
	(Cost $1,777,921)	2,668,602	1.3

Shares		Value	Percentage of Net Assets
RIGHTS: –%
	South Korea: –%
–	(1) Kukdo Chemical Co. Ltd	$–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $168,896,007)	210,854,054	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 0.6%
214,526	(5) Deutsche Bank Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $214,527, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $218,817, due 08/12/21-06/21/41)	214,526	0.1
1,000,000	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $1,020,000, due 04/15/24-04/01/53)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $1,214,526)	1,214,526	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
4,408,265	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $4,408,265)	4,408,265	2.0

	Total Short-Term Investments
	(Cost $5,622,791)	5,622,791	2.6

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $174,518,798)	$216,476,845	100.8
Liabilities in Excess of Other Assets	(1,617,086)	(0.8)
Net Assets	$214,859,759	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2021.

Sector Diversification	Percentage of Net Assets
Industrials	20.1%
Information Technology	15.3
Consumer Discretionary	13.4
Materials	11.9
Health Care	11.8
Real Estate	6.8
Financials	6.7
Communication Services	5.3
Energy	2.8
Consumer Staples	2.3
Utilities	1.1
Exchange-Traded Funds	0.7
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$136,138	$13,921,606	$–	$14,057,744
Austria	294,241	643,054	–	937,295
Belgium	115,086	132,881	–	247,967
Canada	24,134,287	–	–	24,134,287
China	479,221	3,310,784	–	3,790,005
Denmark	360,500	3,732,065	–	4,092,565
Finland	872,327	2,486,699	–	3,359,026
France	1,284,587	10,942,262	–	12,226,849

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Germany	$1,368,232	$12,426,201	$–	$13,794,433
Greece	91,588	–	–	91,588
Guernsey	–	158,299	–	158,299
Hong Kong	881,821	3,469,847	–	4,351,668
India	14,754	465,104	–	479,858
Ireland	–	818,658	–	818,658
Israel	2,932,618	361,357	–	3,293,975
Italy	81,963	3,613,406	–	3,695,369
Japan	153,539	34,228,190	–	34,381,729
Liechtenstein	48,435	–	–	48,435
Luxembourg	–	776,633	–	776,633
Malaysia	122,900	94,773	–	217,673
Malta	43,509	2,009,763	–	2,053,272
Netherlands	513,472	7,493,351	–	8,006,823
New Zealand	164,999	176,841	–	341,840
Norway	241,755	298,192	–	539,947
Philippines	54,025	–	–	54,025
Poland	113,953	–	–	113,953
Portugal	–	63,739	–	63,739
Singapore	334,009	1,888,575	–	2,222,584
South Africa	132,856	21,115	–	153,971
South Korea	122,765	12,838,664	–	12,961,429
Spain	1,672,463	2,824,943	–	4,497,406
Sweden	2,733,795	6,508,741	–	9,242,536
Switzerland	460,991	15,569,076	–	16,030,067
Taiwan	38,155	3,315,126	–	3,353,281
Thailand	58,957	–	–	58,957
United Kingdom	8,644,993	12,481,910	–	21,126,903
United States	914,428	–	–	914,428
Total Common Stock	49,617,362	157,071,855	–	206,689,217
Exchange-Traded Funds	1,496,235	–	–	1,496,235
Preferred Stock	1,817,088	851,514	–	2,668,602
Rights	–	–	–	–
Short-Term Investments	4,408,265	1,214,526	–	5,622,791
Total Investments, at fair value	57,338,950	159,137,895	–	216,476,845

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $176,131,387.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,363,644
Gross Unrealized Depreciation	(7,668,683)
Net Unrealized Appreciation	$40,694,961